COMMITMENTS	12 Months Ended
Jun. 30, 2022
COMMITMENTS
COMMITMENTS

23. COMMITMENTS

(a) Employment Agreements

The Company is party to certain employments agreements with key executives of the Company that contain clauses requiring additional payments of up to two times the annual entitlements under these agreements upon occurrence of certain events, such as a change of control. As a triggering event has not taken place, the contingent payments have not been reflected in these consolidated financial statements.

(b) COVID-19

On March 11, 2020, the World Health Organization declared the outbreak of the novel strain of coronavirus (“COVID-19”) a pandemic, which has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures have caused material disruption to businesses globally resulting in an economic slowdown. The COVID-19 pandemic has impacted revenue in the Canadian consumer market, as governments have imposed retail access restrictions to curbside pickup at points during the pandemic, and have changed their purchasing patterns to reflect the slow-down in the market. The sale of consumer cannabis has been recognized as an essential service across Canada. All of the Company’s facilities in Canada and the United States continue to be operational and the Company continues to work closely with local, national and international government authorities to ensure that the Company is following the required protocols and guidelines related to COVID-19 within each region.

The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company and its operating subsidiaries in future periods as well as the Company’s ability to find new business opportunities, raise capital or restructure the Company’s finances. The effects of any such changes could be material, which could result in, among other things, impairment of long-lived assets. The Company is closely monitoring the impact of COVID-19 on all aspects of its business.